Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Schedule of Key Management Personnel Compensation

The Company has determined that key management personnel consists of members of the Board and corporate officers, including the Company’s Chief Executive Officer and Chief Financial Officer.

	For the year ended December 31,
	2020	2019
	$	$
Management fees*	2,437,062	1,389,747
Professional fees	266,407	265,456
Exploration and evaluation assets expenditures	277,845	255,977
Wages and salaries	57,530	45,172
Share-based compensation	2,053,092	1,889,776
	5,091,936	3,846,128
* includes termination benefits of $1,199,899.